Income Taxes - Components by Major Factor in Deferred Tax Assets and Deferred Tax Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 150,318	¥ 129,338
Deferred tax liabilities	727,411	629,722
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	575,299	590,905
Deferred tax liabilities	1,152,392	1,091,289
Net deferred tax assets (liabilities)	(577,093)	(500,384)
Gross carrying amount [member] | Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	39,044	66,801
Gross carrying amount [member] | Accrued expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	75,378	67,410
Gross carrying amount [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	101,780	121,898
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18,462	26,803
Deferred tax liabilities	81,472	85,606
Gross carrying amount [member] | Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	22,776	19,167
Deferred tax liabilities	180,607	177,899
Gross carrying amount [member] | Retirement benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	95,324	92,272
Gross carrying amount [member] | Carryforward of unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	54,817	36,732
Gross carrying amount [member] | Carryforward of unused tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	43,130	33,743
Gross carrying amount [member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	124,588	126,079
Gross carrying amount [member] | Other financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	21,720	42,886
Gross carrying amount [member] | Finance leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	41,050	33,878
Gross carrying amount [member] | Operating leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	718,981	641,134
Gross carrying amount [member] | Undistributed earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	58,112	58,630
Gross carrying amount [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ 50,450	¥ 51,256